SUPPLEMENT TO THE

FIDELITY ADVISOR FOCUS FUNDS®

FIDELITY® ADVISOR BIOTECHNOLOGY FUND,
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND,
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND,
FIDELITY ADVISOR DEVELOPING COMMUNICATIONS FUND, FIDELITY ADVISOR ELECTRONICS FUND,
FIDELITY ADVISOR FINANCIAL SERVICES FUND,
FIDELITY ADVISOR HEALTH CARE FUND,
FIDELITY ADVISOR NATURAL RESOURCES FUND,
FIDELITY ADVISOR TECHNOLOGY FUND, AND
FIDELITY ADVISOR TELECOMMUNICATIONS &
UTILITIES GROWTH FUND

Funds of Fidelity Advisor Series VII

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

Chris Bartel has replaced Matthew Friedman as the portfolio manager of Advisor Cyclical Industries. All references to Matthew Friedman with respect to management of Advisor Cyclical Industries are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)
Chris Bartel	Advisor Cyclical Industries

AFOC/AFOCIB-06-01 February 2, 2006
1.480127.119

The following information supplements the similar information found in the "Management Contracts" section on page 45.

The following table provides information relating to other accounts managed by Mr. Bartel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Cyclical Industries ($159 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following information supplements the similar information found in the "Management Contracts" section on page 47.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of December 31, 2005
Chris Bartel	Advisor Cyclical Industries	None